OTHER LONG-TERM DEBT (Credit Line) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Outstanding capital lease liability	$ 159,650	$ 60,277
Outstanding capital lease liability, current	34,863	21,070
Operating lease cost	7,065
TSNP [Member]
Line of Credit Facility [Line Items]
Maximum borrowing amount	70,000
Borrowing capacity	69,000
Letters of credit outstanding amount	$ 1,000
Maturity date	Dec. 31, 2023
TSNP [Member] | Prime Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.00%
TSNP [Member] | Prime Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.50%
TSNP [Member] | LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.25%
TSNP [Member] | LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.75%
Office space operating facilities and vehicles [Member]
Line of Credit Facility [Line Items]
Operating lease cost	$ 7,627	$ 8,045	$ 8,773
TPSCo [Member]
Line of Credit Facility [Line Items]
Annual interest rate on lease	2.00%
TPSCo [Member] | Machinery and Equipment [Member]
Line of Credit Facility [Line Items]
Capital lease term	3 years